Leases (Details) - Summary of Future Maturities of Operating Lease Liabilities - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary Of Future Maturities Of Operating Lease Liabilities [Abstract]
2023	$ 150	$ 293
2024	301	301
2025	310	310
2026	144	144
Total lease payments	905	1,048
Less: imputed interest	(103)	(137)
Present value of operating lease liabilities	$ 802	$ 911	$ 1,113